Rule 497 (e)
Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
(the “Trust”)
FIRST TRUST BICK INDEX FUND
FIRST TRUST CLOUD COMPUTING ETF
(FORMERLY FIRST TRUST ISE CLOUD COMPUTING INDEX FUND)
FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND
FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF
(FORMERLY FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND)
FIRST TRUST GLOBAL WIND ENERGY ETF
(FORMERLY FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND)
FIRST TRUST INDXX GLOBAL AGRICULTURE ETF
FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF
FIRST TRUST INTERNATIONAL IPO ETF
FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND
FIRST TRUST NASDAQ CYBERSECURITY ETF
FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
FIRST TRUST NASDAQ SMARTPHONE INDEX FUND
FIRST TRUST STOXX® EUROPEAN SELECT DIVIDEND INDEX FUND
(each a “Fund” and collectively, the “Funds”)
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2017
DATED APRIL 24, 2017
Notwithstanding anything to the contrary in the Funds’ Statement of Additional Information, footnote number two (2) to the table that sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Funds and the First Trust Fund Complex to each of the Independent Trustees on page 18 of the Funds’ Statement of Additional Information is replaced in its entirety with the following:
“(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2016 for services to the 137 portfolios existing in 2016, which consisted of 7 open-end mutual funds, 16 closed-end funds and 114 exchange-traded funds.”
PLEASE KEEP THIS SUPPLEMENT WITH THE YOUR FUND STATEMENT
OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE